Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Document Fiscal Year Focus		2019	2019
Income (Loss) from Equity Method Investments		$ 1,774		$ (2,222)	$ 11,361
Investments in and Advances to Affiliates, at Fair Value		51,415		46,858
Equity method investments		141,594		144,435
Impairment on affiliated company		3,700		17,500	0
Equity Method Investments, additional investment through convertible bonds		8,567		7,538	4,964
Deconsolidation, Gain (Loss), Amount		0		41,891	0
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		8,497		11,340	9,579
Equity method investments		$ 77,298		73,001
Equity method investment ownership percentage		50.00%
Proceeds from Dividends Received		$ 4,200		4,138
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (317)		(2,077)	1,734
Equity method investments		$ 19,314		19,631
Equity method investment ownership percentage		50.00001%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		49.99999%
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 3,840		10,102	6,427
Equity method investments		23,940
Proceeds from Dividends Received		6,100
Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		39,658		43,350
Equity method investments				25,259
Company G
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 7,162		3,476
Ownership interest acquired by noncontrolling interest		41.00%	41.00%
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (3,696)		(6,275)	(4,129)
Equity method investments		$ 5,028		8,724
Ownership percentage in subsidiaries		33.00%
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (3,466)		(9,737)	0
Equity method investments		$ 4,800		8,266
Ownership interest acquired by noncontrolling interest		3.00%	3.00%
Ownership percentage in subsidiaries		77.00%
Impairment on affiliated company		$ 9,737
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		(3,084)		(5,575)	$ (2,250)
Equity method investments		11,214		9,554
Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 4,595		$ 32
Ownership percentage in subsidiaries		35.00%
Strategic Investor | Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Payments to Acquire Additional Interest in Subsidiaries		$ 2,800	€ 2,500
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%